INVENTORIES (Schedule of inventory) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 50,156	$ 38,050
Service inventory	31,407	26,069
Work in process	31,873	25,676
Finished goods	24,762	26,805
Inventories	138,198	116,600
Write-offs	$ 8,748	$ 6,406	$ 5,126